Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 11,105	$ 10,329
Cinemark Partners II
Noncontrolling Interest [Line Items]
Noncontrolling interests	7,753	7,769
Laredo Theatres
Noncontrolling Interest [Line Items]
Noncontrolling interests	1,761	1,112
Greeley Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interests	740	589
Other
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 851	$ 859